FINANCING EXPENSES, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FINANCING EXPENSES, NET

NOTE 6 - FINANCING EXPENSES, NET

	Nine months period ended September 30,		Three months period ended September 30,
	2021	2020	2021	2020
	Unaudited	Unaudited	Unaudited	Unaudited

Modification of terms relating to straight loan transaction	$88	$-	$-	$-
Modification of terms relating to convertible bridge loans transactions	-	(3,495)	-	(7,334)
Exchange differences relating to loans from shareholders	-	40	-	(43)
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions		415		415
Issuance of shares as a settlement in excess of the carrying amount of financial liabilities	-	1,234	-	734
Amortization of discounts and accrued interest on convertible bridge loans	18,080	8,393	4,432	10,896
Amortization of discounts and accrued interest on straight loans	2,290	-	1,637	-
Change in fair value of derivative warrants liability and fair value of warrants expired	(299)	-	(5)	-
Change in fair value of liability related to conversion feature of convertible bridge loans	(3,777)	-	530	-
Issuance of shares as call options to acquire potential acquire	-	3,000	-	1,000
Settlement in cash of prepayment obligation related to convertible bridge loan	182		182
Interest and related royalties under receivables financing facility	546	633	495	633
Amortization of prepaid expenses related to commitment shares in connection with receivables financing facility and equity line	293	61	293	-
Exchange rate differences and other finance expenses	250	1,094	(689)	754
	$17,360	$11,375	$6,875	$7,055

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 21 - FINANCING EXPENSES, NET

	Year ended December 31
	2020	2019

Change in fair value of warrants liability and warrants expired (Note 12)	$927	$500
Change in fair value of convertible bridge loans following the Maturity Date (Note 11)	8,973	2,322
Change in fair value of liability related to conversion feature of convertible bridge loans (Note 13)	(568)	-
Loss from extinguishment of loans from shareholders (Note 10)	-	1,423
Direct and incremental issuance costs allocated to First Warrant (Note 11A)	-	22
Amortization of discounts and accrued interest on straight loans (Note 8)	1,170	959
Amortization of discounts and accrued interest on convertible bridge loans (prior to Maturity Date) (Note 11)	1,655	-
Change in terms relating to convertible bridge loans transactions (Note 11)	(3,375)	-
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions	170	-
Issuance of shares as call options to acquire potential acquiree (Note 14C)	3,000	-
Change in liability to minimum royalties (Note 14C1)	53	50
Issuance of shares as a settlement in excess of the carrying amount of financial liabilities (Notes 15B10-15B12)	487	-
Interest and related royalties under receivables financing facility (Note 7)	1,006	-
Amortization of prepaid expenses related to commitment shares in connection with receivables financing facility and equity line (Note 7 and Note 14B15)	144	-
Exchange rate differences and other finance income (expenses)	670	57
	$14,312	$5,333